Financial Instruments - Schedule Of Movements In Allowance For Impairment Relating to Loan Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	$ 7,058
At December 31	7,381	$ 7,058
Loss allowance | Loan receivables and commitments in the financial services segment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	(34)	(22)
Impairment loss recognized	56	42
Amounts written off	(39)	(30)
Exchange translation differences	(1)
At December 31	$ (50)	$ (34)